Loans and other financial assets at amortized cost - Details of other financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other financial assets [Line Items]
Other financial assets	₩ 11,115,109	₩ 9,771,918
Allowance for credit losses
Disclosure of other financial assets [Line Items]
Other financial assets	(337,663)	(213,014)
Cash Management Account asset(CMA asset) | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	115,000	120,000
Receivables | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	7,543,495	6,411,884
Accrued Income | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	2,277,963	1,779,310
Telex and telephone subscription rights and refundable deposits | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	805,980	778,986
Domestic exchange settlement debit | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	273,249	441,992
Other assets | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	₩ 437,085	₩ 452,760